Derivative Instruments - Foreign Currency Forward Contracts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Norwegian Kroner [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner [Member] NOK	Dec. 31, 2012 British Pound [Member] USD ($)	Dec. 31, 2012 British Pound [Member] GBP (£)	Dec. 31, 2012 Euro [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)
Derivative [Line Items]
Contract Amount in Foreign Currency			195,000		£ 1,500		€ 1,800
Average Forward Rate		5.94	5.94	0.65	0.65	0.76	0.76
Fair Value / Carrying Amount of Asset/(Liability) Hedge	1	1
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	2,152	2,044		115		(7)
Expected Maturity 2013	$ 37,552	$ 32,848		$ 2,322		$ 2,382